UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2017

Item 1.

Reports to Stockholders

Fidelity® New York AMT Tax-Free Money Market Fund Fidelity® New York AMT Tax-Free Money Market Fund Institutional Class Service Class Annual Report January 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 1/31/17	% of fund's investments 7/31/16	% of fund's investments 1/31/16
1 - 7	77.2	79.1	72.4
8 - 30	2.4	3.1	5.6
31 - 60	4.4	3.1	2.3
61 - 90	1.7	1.7	1.9
91 - 180	10.0	2.2	12.7
>180	4.3	10.8	5.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of January 31, 2017
Variable Rate Demand Notes (VRDNs)	52.8%
Tender Option Bond	16.5%
Other Municipal Security	24.1%
Investment Companies	7.5%
Net Other Assets (Liabilities)*	(0.9)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of July 31, 2016
Variable Rate Demand Notes (VRDNs)	52.7%
Tender Option Bond	18.1%
Other Municipal Security	26.0%
Investment Companies	5.0%
Net Other Assets (Liabilities)*	(1.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	1/31/17	10/31/16	7/31/16	4/30/16	1/31/16
New York AMT Tax-Free Money Market Fund	0.43%	0.39%	0.19%	0.09%	0.01%
Institutional Class	0.52%	0.48%	0.28%	0.20%	0.01%
Service Class	0.28%	0.24%	0.03%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 31, 2017, the most recent period shown in the table, would have been .48% for the Institutional Class and .24% for Service Class.

Investments January 31, 2017

Showing Percentage of Net Assets

Variable Rate Demand Note - 52.8%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.7% 2/7/17, VRDN (a)	$1,000,000	$1,000,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.69% 2/7/17, VRDN (a)	2,400,000	2,400,000
Arizona - 0.4%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.74% 2/7/17, VRDN (a)	3,950,000	3,950,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.87% 2/7/17, VRDN (a)	300,000	300,000
Georgia - 0.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.7% 2/7/17, VRDN (a)	2,600,000	2,600,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.7% 2/7/17, VRDN (a)	2,200,000	2,200,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.7% 2/1/17, VRDN (a)	1,000,000	1,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.72% 2/7/17, VRDN (a)	600,000	600,000
		6,400,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.85% 2/7/17, VRDN (a)	3,600,000	3,600,000
Series 2010 B1, 0.81% 2/7/17, VRDN (a)	600,000	600,000
		4,200,000
New York - 48.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.79% 2/7/17, LOC Bank of America NA, VRDN (a)	1,405,000	1,405,000
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 0.72% 2/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	675,000	675,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.69% 2/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,145,000	3,145,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.71% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,550,000	5,550,000
Nassau Health Care Corp. Rev. Series 2009 D1, 0.66% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	8,800,000	8,800,000
New York City Gen. Oblig.:
Series 2004 A3, 0.76% 2/7/17, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	17,540,000	17,540,000
Series 2008, 0.65% 2/2/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,000,000	7,000,000
Series 2010 G4, 0.67% 2/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	20,100,000	20,100,000
Series 2011 A4, 0.67% 2/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,000,000	12,000,000
Series 2013 A3, 0.65% 2/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,330,000	1,330,000
Series 2015 F4, 0.72% 2/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	20,255,000	20,255,000
Series J8, 0.7% 2/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	19,900,000	19,900,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.71% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	4,100,000	4,100,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Two Gold Street Proj.) Series 2006 A, 0.66% 2/7/17, LOC Fannie Mae, VRDN (a)	3,300,000	3,300,000
Series 2009 A, 0.72% 2/7/17, LOC Freddie Mac, VRDN (a)	9,750,000	9,750,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2016 CC, 0.7% 2/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	8,800,000	8,800,000
Series F2, 0.67% 2/7/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,325,000	1,325,000
New York City Transitional Fin. Auth. Rev.:
Series 1999 A2, 0.67% 2/7/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,000,000	3,000,000
Series 2001 A, 0.67% 2/7/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,900,000	8,900,000
Series 2003 1A, 0.67% 2/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,450,000	24,450,001
Series 2003 A2, 0.65% 2/2/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	10,700,000	10,700,000
Series 2003 A3, 0.67% 2/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	2,200,000	2,200,000
Subseries F5, 0.7% 2/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	20,310,000	20,310,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.68% 2/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,245,000	3,245,000
(Culinary Institute of America Proj.) Series 2004 D, 0.66% 2/7/17, LOC TD Banknorth, NA, VRDN (a)	8,800,000	8,800,000
(The Culinary Institute of America Proj.) Series 2006, 0.66% 2/7/17, LOC TD Banknorth, NA, VRDN (a)	8,750,000	8,750,000
New York Hsg. Fin. Agcy. Rev.:
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.67% 2/7/17, LOC Bank of America NA, VRDN (a)	14,200,000	14,200,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 B, 0.68% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,115,000	2,115,000
(88 Leonard Street Proj.) Series 2005 A, 0.69% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,700,000	17,700,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.69% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,425,000	7,425,000
Series 2010 A:
0.74% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,500,000	4,500,000
0.74% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	12,615,000	12,615,000
Series 2012 A:
0.67% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,000,000	5,000,000
0.68% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,800,000	1,800,000
0.69% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,500,000	3,500,000
Series 2013 A:
0.67% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)	13,400,000	13,400,000
0.67% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)	23,770,000	23,770,000
Series 2013 A1, 0.69% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,100,000	4,100,000
Series 2013 A2:
0.68% 2/7/17, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
0.68% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	17,000,000	17,000,000
Series 2014 A:
0.68% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)	8,200,000	8,200,000
0.74% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
Series 2014 A2, 0.69% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,500,000	2,500,000
Series 2015 A, 0.69% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	15,200,000	15,200,000
Series 2015 A2, 0.68% 2/7/17, LOC Bank of New York, New York, VRDN (a)	8,900,000	8,900,000
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.67% 2/7/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	19,650,000	19,650,000
New York Metropolitan Trans. Auth. Rev. Series 2015 E, 0.7% 2/7/17, LOC Bank of The West San Francisco, VRDN (a)	975,000	975,000
New York State Hsg. Fin. Agcy. Rev. Series 2016 A, 0.68% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 C, 0.72% 2/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,400,000	2,400,000
Series 2002 F, 0.67% 2/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,200,000	1,200,000
Series 2005 B3, 0.72% 2/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,000,000	12,000,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.83% 2/7/17, LOC RBS Citizens NA, VRDN (a)	905,000	905,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.72% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	8,575,000	8,575,000
		449,560,001
New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey:
Series 1997 1, 0.71% 3/2/17, VRDN (a)(b)	2,500,000	2,500,000
Series 1997 2, 0.71% 3/2/17, VRDN (a)(b)	3,800,000	3,800,000
		6,300,000
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.86% 2/7/17, LOC Bank of America NA, VRDN (a)	2,710,000	2,710,000
Texas - 1.3%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.78% 2/1/17, VRDN (a)	3,000,000	3,000,000
Series 2009 B, 0.77% 2/1/17, VRDN (a)	400,000	400,000
Series 2009 C, 0.77% 2/1/17, VRDN (a)	2,000,000	2,000,000
Series 2010 B, 0.78% 2/1/17, VRDN (a)	4,300,000	4,300,000
Series 2010 C, 0.77% 2/1/17, VRDN (a)	2,015,000	2,015,000
Series 2010 D, 0.77% 2/1/17, VRDN (a)	800,000	800,000
		12,515,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $489,335,001)		489,335,001

Tender Option Bond - 16.5%
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.86% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	300,000	300,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.84% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	245,000	245,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.85% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200,000	200,000
New York - 16.0%
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters16 XX1025, 0.76% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600,000	1,600,000
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 0.76% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,300,000	9,300,000
JPMorgan Chase Participating VRDN Series Putters 5012, 0.67% 2/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,600,000	10,600,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 0.76% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,400,000	2,400,000
New York City Gen. Oblig. Participating VRDN:
Series MS 3361, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000,000	5,000,000
Series Putters 3118, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,185,000	5,185,000
Series ROC II R 14045, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN:
Series XM 02 86, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875,000	1,875,000
Series ZF 23 15, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,965,000	1,965,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	895,000	895,000
Series 15 XF0129, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,700,000	1,700,000
Series Floaters 3129, 0.69% 2/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,900,000	2,900,000
Series MS 00 3387, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series MS 3373, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,000,000	1,000,000
Series Putters 15 XM0002, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,705,000	4,705,000
Series ROC II R 11916, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,030,000	2,030,000
Series XM 03 56, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Participating VRDN Series Floaters XM 03 70, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series MS 3414, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XM0086, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Series 16 XF2215, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,100,000	1,100,000
Series 2014 XM0029, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,900,000	3,900,000
Series Floaters XM 04 38, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000,000	1,000,000
Series Floaters XM 04 60, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series MS 3360, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,130,000	3,130,000
Series MS 3393, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,890,000	2,890,000
Series Putters 4043, 0.74% 2/1/17 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	3,130,000	3,130,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,400,000	1,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.76% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,400,000	6,400,000
Series 16 ZF0423, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	210,000	210,000
Series 2014 XF 0012, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,600,000	6,600,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, 0.86%, tender 3/2/17 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,700,000	1,700,000
Participating VRDN Series 16 ZF0421, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200,000	1,200,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XM0215, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,455,000	4,455,000
Series Floaters ZF 05 07, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,930,000	1,930,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,555,000	7,555,000
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.69% 2/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,190,000	1,190,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0139, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,340,000	3,340,000
Series 16 ZM0174, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	600,000	600,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 0.76% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	633,000	633,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 0.73% 2/7/17 (Liquidity Facility Bank of America NA) (a)(c)	700,000	700,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,605,000	5,605,000
Series 16 XL0003, 0.69% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000,000	1,000,000
Series MS 3083, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,975,000	6,975,000
Series XF 23 99, 0.69% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,495,000	2,495,000
Series XM 04 76, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000,000	1,000,000
Util. Debt Securitization Auth. Participating VRDN Series Floaters ZM 04 62, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	900,000	900,000
Wells Fargo Stage Trs Var States Bonds Series 2009 3C, 0.86%, tender 3/16/17 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	2,700,000	2,700,000
		147,643,000
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 XF2163, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,440,000	2,440,000
Series Floaters ZM 04 10, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	500,000	500,000
Series ROC II R 14077, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,085,000	1,085,000
		4,025,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.75% 2/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	700,000	700,000
TOTAL TENDER OPTION BOND
(Cost $153,113,000)		153,113,000

Other Municipal Security - 24.1%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.77%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)	600,000	600,000
Series 2010 A2, 0.77%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)	2,295,000	2,295,000
		2,895,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.82% tender 3/1/17, CP mode	500,000	500,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.8% tender 3/9/17, CP mode	1,500,000	1,500,000
0.9% tender 2/2/17, CP mode	590,000	590,000
Series 93B, 0.85% tender 2/15/17, CP mode	800,000	800,000
		2,890,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr., Co. Proj.) Series 1990 B, 0.85% tender 3/2/17, CP mode	1,000,000	1,000,000
New York - 22.8%
Albany County Gen. Oblig. BAN Series 2016, 2% 5/25/17	8,400,000	8,430,585
Babylon Union Free School District TAN Series 2016, 2% 6/23/17	1,300,000	1,305,028
Beacon BAN Series 2016 A, 2% 5/26/17	800,000	803,073
Bedford Central School District BAN Series 2016:
2% 7/14/17	4,400,000	4,424,758
2% 7/14/17	1,685,318	1,694,048
Burnt Hills Ballston Lake NY BAN Series 2016, 2% 6/23/17	3,525,167	3,541,213
Central Islip Union Free School District TAN Series 2016, 1.5% 6/27/17	3,000,000	3,007,424
Clarence Central School District BAN Series 2016, 2% 7/13/17	2,000,000	2,011,100
Connetquot Central School District BAN Series 2016, 2% 9/1/17	2,200,000	2,211,587
Deer Park Union Free School District BAN Series 2016, 2% 8/11/17	700,000	704,396
East Greenbush Central School District BAN 2% 2/10/17	1,600,000	1,600,563
Elwood Union Free School District TAN Series 2016, 1.5% 6/23/17	2,100,000	2,104,797
Hampton Bays Union Free School District:
BAN Series 2016, 2% 6/22/17	1,900,000	1,908,589
TAN Series 2016, 2% 6/20/17	1,300,000	1,305,691
Harborfields Central School District Greenlawn TAN 1.5% 6/23/17	5,000,000	5,015,895
Herricks Union Free School District TAN Series 2016, 1.5% 6/23/17	1,200,000	1,202,786
Jericho Union Free School District TAN Series 2016, 1.75% 6/23/17	1,400,000	1,404,117
Kenmore-Tonawanda Union Free School District BAN Series 2016, 2% 6/15/17	3,376,845	3,390,949
Kings Park Central School District TAN Series 2016, 1.5% 6/23/17	2,600,000	2,606,742
Kingston NY City School District BAN Series 2016 A, 2% 6/15/17	1,700,000	1,707,364
Lancaster Central School District BAN Series 2016 A, 2% 6/15/17	2,575,970	2,587,129
Liverpool Central School District Gen. Oblig. BAN Series 2016 A, 2% 6/29/17	700,000	703,151
Mattitcuk-Cutchogue Union Free School District TAN 2% 6/28/17	1,500,000	1,506,615
Mount Sinai Union Free School District TAN Series 2016, 1.5% 6/29/17	1,200,000	1,203,727
New Rochelle BAN Series 2016 A, 2% 3/3/17	1,400,000	1,401,624
New York City Gen. Oblig. Bonds:
Series 2010 E, 5% 8/1/17	1,700,000	1,734,028
Series 2014 E, 5% 8/1/17	2,100,000	2,141,917
Series 2014, 5% 8/1/17	1,000,000	1,020,294
Series 2015 F1, 3% 6/1/17	1,000,000	1,007,047
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 2009 S2, 5% 7/15/17	1,400,000	1,425,560
New York City Trust For Cultural Bonds:
(American Museum of Natural History Proj.) Series 2014 B1, 0.76%, tender 10/6/17 (a)	8,800,000	8,800,000
Series 2014 B2, 0.76%, tender 6/13/17 (a)	2,500,000	2,500,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2011 E, 5% 8/15/17	1,675,000	1,711,736
Series 2014 C, 5% 3/15/17	6,080,000	6,109,637
New York Dorm. Auth. Revs.:
Bonds:
Series 2005 A, 5.5% 5/15/17	2,100,000	2,128,022
Series 2007, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	5,425,000	5,516,941
Series 2008 B, 5% 7/1/17	1,380,000	1,403,159
Series 2016, 0.72% 2/16/17, CP	4,200,000	4,200,000
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/17	2,200,000	2,210,857
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2002 B, 1.41% 11/1/17 (a)	4,000,000	4,011,932
New York Pwr. Auth.:
Series 1, 0.77% 4/4/17, CP	10,000,000	10,000,000
Series 2:
0.75% 3/8/17, CP	6,700,000	6,700,000
0.77% 3/7/17, CP	8,900,000	8,900,000
New York Urban Dev. Corp. Rev. Bonds:
Series 2008 D, 5.25% 1/1/18	7,900,000	8,195,285
Series 2010 A2, 5% 1/1/18	5,300,000	5,486,129
Series 2013 C, 5% 3/15/17	1,400,000	1,406,773
North Hempstead Gen. Oblig. BAN 2.25% 4/4/17	2,200,000	2,205,261
Nyack NY Union Free School District BAN Series 2016, 2% 6/23/17	2,300,000	2,310,469
Orchard Park Central School District BAN Series 2016, 2.25% 4/7/17	2,200,000	2,205,360
Patchogue Medford Union Free School District TAN Series 2016, 1.5% 6/23/17	5,000,000	5,011,427
Pittsford Central School District BAN 2% 2/10/17	4,000,000	4,001,205
Port Washington Union Free School District:
BAN Series 2016, 2% 8/9/17	1,900,000	1,912,298
TAN Series 2016, 1.5% 6/22/17	2,400,000	2,407,473
Riverhead Central School District:
BAN Series 2016, 2% 9/15/17	600,000	603,901
TAN Series 2016, 1.5% 6/27/17	3,300,000	3,308,943
Rochester Gen. Oblig. BAN:
Series 2016 III, 1.25% 3/1/17	2,400,000	2,401,196
2% 3/14/17	4,340,000	4,346,516
Rotterdam-Mohonasen Central School District BAN Series 2016, 2% 3/17/17	4,500,000	4,506,929
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/17	1,200,000	1,216,165
Tonawanda Town BAN Series 2016, 2% 8/31/17	6,000,000	6,029,764
Wappingers Central School District BAN Series 2016 C, 2% 7/7/17	4,300,000	4,317,048
Webster Central School District BAN Series 2016, 2% 6/30/17	1,400,000	1,406,458
West Islip Union Free School District:
BAN Series 2016, 2% 7/26/17	900,000	904,876
TAN Series 2016, 2% 6/23/17	3,600,000	3,617,215
Westchester County Gen. Oblig. BAN Series 2016 A, 2% 12/15/17	8,500,000	8,561,272
Westhampton Beach Union Free School District TAN 2% 6/27/17	4,000,000	4,018,740
Whitesboro Central School District BAN Series 2016:
0.85% 6/30/17	500,000	499,897
2% 6/30/17	1,000,000	1,004,327
		211,189,008
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Series B:
0.74% 2/7/17, CP	1,600,000	1,600,000
0.75% 4/6/17, CP	1,400,000	1,400,000
0.79% 3/7/17, CP	1,700,000	1,700,000
		4,700,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $223,174,008)		223,174,008
	Shares	Value

Investment Company - 7.5%
Fidelity Tax-Free Cash Central Fund, 0.67% (d)(e)
(Cost $68,975,000)	68,975,000	68,975,000
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $934,597,009)		934,597,009
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(8,505,511)
NET ASSETS - 100%		$926,091,498

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,700,000 or 1.2% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
New York Dorm. Auth. Revs. Bonds Series WF 113C, 0.86%, tender 3/2/17 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$1,700,000
Port Auth. of New York & New Jersey Series 1997 1, 0.71% 3/2/17, VRDN	10/14/14 - 11/16/15	$2,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.71% 3/2/17, VRDN	1/3/13 - 9/12/14	$3,800,000
Wells Fargo Stage Trs Var States Bonds Series 2009 3C, 0.86%, tender 3/16/17 (Liquidity Facility Wells Fargo & Co.)	9/15/16	$2,700,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$201,705
Total	$201,705

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $865,622,009)	$865,622,009
Fidelity Central Funds (cost $68,975,000)	68,975,000
Total Investments (cost $934,597,009)		$934,597,009
Cash		242,479
Receivable for investments sold		13,399,425
Receivable for fund shares sold		2,068,295
Interest receivable		2,257,554
Distributions receivable from Fidelity Central Funds		36,876
Receivable from investment adviser for expense reductions		23,747
Other receivables		424
Total assets		952,625,809
Liabilities
Payable for investments purchased	$26,000,000
Payable for fund shares redeemed	273,996
Distributions payable	62,015
Accrued management fee	149,305
Distribution and service plan fees payable	28
Other affiliated payables	48,967
Total liabilities		26,534,311
Net Assets		$926,091,498
Net Assets consist of:
Paid in capital		$926,091,294
Accumulated undistributed net realized gain (loss) on investments		204
Net Assets		$926,091,498
New York AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($286,217,921 ÷ 285,945,290 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($639,740,592 ÷ 639,170,089 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($132,985 ÷ 132,863 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2017
Investment Income
Interest		$3,720,931
Income from Fidelity Central Funds		201,705
Total income		3,922,636
Expenses
Management fee	$1,506,296
Transfer agent fees	509,168
Distribution and service plan fees	340
Independent trustees' fees and expenses	3,314
Total expenses before reductions	2,019,118
Expense reductions	(381,307)	1,637,811
Net investment income (loss)		2,284,825
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,537
Total net realized gain (loss)		79,537
Net increase in net assets resulting from operations		$2,364,362

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,284,825	$84,654
Net realized gain (loss)	79,537	113,347
Net increase in net assets resulting from operations	2,364,362	198,001
Distributions to shareholders from net investment income	(2,284,612)	(84,664)
Distributions to shareholders from net realized gain	(79,251)	(246,620)
Total distributions	(2,363,863)	(331,284)
Share transactions - net increase (decrease)	165,909,904	(117,774,092)
Total increase (decrease) in net assets	165,910,403	(117,907,375)
Net Assets
Beginning of period	760,181,095	878,088,470
End of period	$926,091,498	$760,181,095

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York AMT Tax-Free Money Market Fund

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A
Total from investment operations	.003	–A	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A
Distributions from net realized gainA	–	–	–	–	–
Total distributions	(.003)B	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.27%	.04%	.06%	.02%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.27%	.07%	.08%	.13%	.20%
Expenses net of all reductions	.27%	.07%	.08%	.13%	.20%
Net investment income (loss)	.25%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$286,218	$271,869	$317,821	$351,728	$384,955

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0024 and distributions from net realized gain of $.0003 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York AMT Tax-Free Money Market Fund Institutional Class

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.003	–A	–A	–A	–A
Distributions from net investment income	(.003)	–A	–A	–A	–A
Distributions from net realized gain	–	–A	–A	–A	–A
Total distributions	(.003)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.32%	.04%	.06%	.02%	.02%
Ratios to Average Net AssetsC,D
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.19%	.07%	.08%	.13%	.19%
Expenses net of all reductions	.19%	.07%	.08%	.13%	.19%
Net investment income (loss)	.33%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$639,741	$488,166	$559,878	$594,796	$691,245

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York AMT Tax-Free Money Market Fund Service Class

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Distributions from net realized gainA	–	–	–	–	–
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.13%	.04%	.06%	.02%	.02%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.38%	.07%	.08%	.13%	.19%
Expenses net of all reductions	.38%	.07%	.08%	.13%	.19%
Net investment income (loss)	.14%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$133	$146	$389	$1,394	$1,763

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$934,597,009

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$589
Undistributed ordinary income	$–
Net unrealized appreciation (depreciation) on securities and other investments	$–

The tax character of distributions paid was as follows:

	January 31, 2017	January 31, 2016
Tax-exempt Income	$2,284,612	$84,664
Ordinary Income	79,251	–
Long-term Capital Gains	–	246,620
Total	$2,363,863	$ 331,284

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New York AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$340	$242

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New York AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New York AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New York AMT Tax-Free Money Market Fund	$263,513
Institutional Class	245,587
Service Class	68
$509,168

During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $245,256 and $68, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Fidelity New York AMT Tax-Free Money Market Fund
New York AMT Tax-Free Money Market Fund	$74,503
Institutional Class	60,246
Service Class	95

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $1,139.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2017	Year ended January 31, 2016
From net investment income
New York AMT Tax-Free Money Market Fund	$631,744	$30,299
Institutional Class	1,652,704	54,345
Service Class	164	20
Total	$2,284,612	$84,664
From net realized gain
New York AMT Tax-Free Money Market Fund	$79,248	$89,447
Institutional Class	–	157,125
Service Class	3	48
Total	$79,251	$246,620

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended January 31, 2017	Year ended January 31, 2016
New York AMT Tax-Free Money Market Fund
Shares sold	105,505,063	66,453,091
Reinvestment of distributions	668,583	105,081
Shares redeemed	(91,728,636)	(112,453,642)
Net increase (decrease)	14,445,010	(45,895,470)
Institutional Class
Shares sold	458,456,612	55,087,577
Reinvestment of distributions	1,332,425	170,143
Shares redeemed	(308,311,308)	(126,892,999)
Net increase (decrease)	151,477,729	(71,635,279)
Service Class
Shares sold	98,098	653,659
Reinvestment of distributions	167	68
Shares redeemed	(111,100)	(897,070)
Net increase (decrease)	(12,835)	(243,343)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York AMT Tax-Free Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York AMT Tax-Free Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York AMT Tax-Free Money Market Fund as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® New York AMT Tax-Free Money Market Fund or at 1-877-208-0098 for Institutional Class and Service Class.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer (2012-2016), Vice President (2007-2014), and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
New York AMT Tax-Free Money Market Fund	.30%
Actual		$1,000.00	$1,002.20	$1.51
Hypothetical-C		$1,000.00	$1,023.63	$1.53
Institutional Class	.20%
Actual		$1,000.00	$1,002.40	$1.01
Hypothetical-C		$1,000.00	$1,024.13	$1.02
Service Class	.45%
Actual		$1,000.00	$1,001.20	$2.26
Hypothetical-C		$1,000.00	$1,022.87	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2017, $79,537, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2017, 100% of the fund's income dividends were free from federal income tax, and 0% of the fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses (excluding 12b-1 fees, if applicable) may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Fidelity New York AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: retail class: 0.35%; Institutional Class: 0.20%; and Service Class: 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and, with respect to the retail class, by a vote of a majority of the outstanding voting securities of the class.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees and/or management fees to maintain a minimum yield.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	2,021,662,877.81	93.615
Withheld	137,888,102.24	6.385
TOTAL	2,159,550,980.05	100.000
John Engler
Affirmative	2,027,934,398.73	93.906
Withheld	131,616,581.32	6.094
TOTAL	2,159,550,980.05	100.000
Albert R. Gamper, Jr.
Affirmative	2,024,295,603.85	93.737
Withheld	135,255,376.20	6.263
TOTAL	2,159,550,980.05	100.000
Robert F. Gartland
Affirmative	2,028,178,878.33	93.917
Withheld	131,372,101.72	6.083
TOTAL	2,159,550,980.05	100.000
Abigail P. Johnson
Affirmative	2,025,187,275.80	93.779
Withheld	134,363,704.25	6.221
TOTAL	2,159,550,980.05	100.000
Arthur E. Johnson
Affirmative	2,023,884,564.15	93.718
Withheld	135,666,415.90	6.282
TOTAL	2,159,550,980.05	100.000
Michael E. Kenneally
Affirmative	2,022,752,237.61	93.666
Withheld	136,798,742.44	6.334
TOTAL	2,159,550,980.05	100.000
James H. Keyes
Affirmative	2,022,607,431.34	93.659
Withheld	136,943,548.71	6.341
TOTAL	2,159,550,980.05	100.000
Marie L. Knowles
Affirmative	2,025,200,563.18	93.779
Withheld	134,350,416.87	6.221
TOTAL	2,159,550,980.05	100.000
Geoffrey A. von Kuhn
Affirmative	2,024,269,840.48	93.736
Withheld	135,281,139.57	6.264
TOTAL	2,159,550,980.05	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NYS-ANN-0317
1.700624.120

Fidelity® New York Municipal Money Market Fund Annual Report January 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

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Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 1/31/17	% of fund's investments 7/31/16	% of fund's investments 1/31/16
1 - 7	70.2	74.7	74.2
8 - 30	3.3	3.2	5.4
31 - 60	7.4	4.7	2.3
61 - 90	1.8	2.9	1.7
91 - 180	13.7	3.0	11.8
>180	3.6	11.5	4.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of January 31, 2017
Variable Rate Demand Notes (VRDNs)	33.9%
Tender Option Bond	30.9%
Other Municipal Security	32.3%
Investment Companies	2.3%
Net Other Assets (Liabilities)	0.6%

As of July 31, 2016
Variable Rate Demand Notes (VRDNs)	43.7%
Tender Option Bond	20.1%
Other Municipal Security	33.3%
Investment Companies	4.8%
Net Other Assets (Liabilities)*	(1.9)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	1/31/17	10/31/16	7/31/16	4/30/2016	01/31/2016
Fidelity® New York Municipal Money Market Fund	0.27%	0.24%	0.02%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Investments January 31, 2017

Showing Percentage of Net Assets

Variable Rate Demand Note - 33.9%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.9% 2/7/17, VRDN (a)(b)	$3,200,000	$3,200,000
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.74% 2/7/17, VRDN (a)	2,800,000	2,800,000
Arkansas - 0.9%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.9% 2/7/17, VRDN (a)(b)	1,600,000	1,600,000
Series 2002, 0.91% 2/7/17, VRDN (a)(b)	1,000,000	1,000,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.86% 2/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	24,500,000	24,500,000
		27,100,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.84% 2/1/17, VRDN (a)(b)	1,800,000	1,800,000
Series 1993 C, 0.87% 2/7/17, VRDN (a)	1,000,000	1,000,000
Series 1994, 0.84% 2/1/17, VRDN (a)(b)	1,000,000	1,000,000
		3,800,000
Georgia - 0.3%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.7% 2/7/17, VRDN (a)	7,550,000	7,550,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.72% 2/7/17, VRDN (a)	700,000	700,000
		8,250,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.82% 2/7/17, VRDN (a)(b)	2,700,000	2,700,000
Kentucky - 0.3%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.74% 2/7/17, VRDN (a)(b)	7,700,000	7,700,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.85% 2/7/17, VRDN (a)	1,600,000	1,600,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.9% 2/7/17, VRDN (a)(b)	3,200,000	3,200,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 D, 0.71% 2/7/17, VRDN (a)(b)	1,100,000	1,100,000
Series 2016 E, 0.71% 2/7/17, VRDN (a)(b)	1,100,000	1,100,000
		2,200,000
New York - 31.0%
Albany Indl. Dev. Agcy. Ind. Dev. 0.96% 2/1/17, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	325,000	325,000
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 0.72% 2/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	4,485,000	4,485,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.69% 2/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	2,320,000	2,320,000
Monroe County Indl. Dev. Agcy. Rev. (Klein Steel Proj.) 1.06% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,800,000	4,800,000
New York City Gen. Oblig.:
Series 2004 A3, 0.76% 2/7/17, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	29,560,000	29,560,000
Series 2015 F4, 0.72% 2/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	18,350,000	18,350,000
Series J8, 0.7% 2/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,000,000	6,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.69% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,430,000	5,430,000
(Aldus Street Apts. Proj.) Series A, 0.69% 2/7/17, LOC Fannie Mae, VRDN (a)(b)	8,100,000	8,100,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.68% 2/7/17, LOC Citibank NA, VRDN (a)(b)	15,500,000	15,500,000
(Cook Street Apts. Proj.) Series A, 0.68% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,280,000	4,280,000
(Granite Terrace Apts. Proj.) Series A, 0.69% 2/7/17, LOC Citibank NA, VRDN (a)(b)	4,060,000	4,060,000
(Manhattan Court Dev. Proj.) Series A, 0.69% 2/7/17, LOC Citibank NA, VRDN (a)(b)	1,000,000	1,000,000
(Related-Upper East Proj.) Series A, 0.68% 2/7/17, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	47,000,000	47,000,000
(State Renaissance Court Proj.) Series A, 0.69% 2/7/17, LOC Freddie Mac, VRDN (a)(b)	6,500,000	6,500,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.72% 2/7/17, LOC Lloyds Bank PLC, VRDN (a)(b)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (U.S.A. Waste Svcs. Proj.) 0.7% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,600,000	18,600,000
New York Dorm. Auth. Revs. (Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.68% 2/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	15,275,000	15,275,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.68% 2/7/17, LOC Fannie Mae, VRDN (a)(b)	72,500,000	72,500,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.67% 2/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	26,000,000	26,000,000
Series 2002 A, 0.67% 2/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	8,250,000	8,250,000
(505 West 37th Street Proj.) Series 2008 A, 0.68% 2/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	4,500,000	4,500,000
(600 West and 42nd St. Hsg. Proj.):
Series 2007 A, 0.69% 2/7/17, LOC Fannie Mae, VRDN (a)(b)	50,000,000	50,000,000
Series 2008 A, 0.69% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	5,090,000	5,090,000
(88 Leonard Street Proj.) Series 2005 A, 0.69% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	12,000,000	12,000,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 0.68% 2/7/17, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.68% 2/7/17, LOC Freddie Mac, VRDN (a)(b)	25,000,000	25,000,000
(East 39th Street Hsg. Proj.) Series 2000 A, 0.68% 2/7/17, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(Helena Hsg. Proj.) Series 2003 A, 0.69% 2/7/17, LOC Fannie Mae, VRDN (a)(b)	33,000,000	33,000,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.67% 2/7/17, LOC Fannie Mae, VRDN (a)(b)	28,320,000	28,320,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.68% 2/7/17, LOC Freddie Mac, VRDN (a)(b)	25,000,000	25,000,000
Series 2001 A, 0.68% 2/7/17, LOC Freddie Mac, VRDN (a)(b)	44,000,000	44,000,000
Series 2010 A:
0.74% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,500,000	2,500,000
0.74% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	13,600,000	13,600,000
Series 2012 A:
0.68% 2/7/17, LOC Manufacturers& Traders Trust Co., VRDN (a)	6,200,000	6,200,000
0.69% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	21,400,000	21,400,000
Series 2013 A1, 0.69% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,500,000	13,500,000
Series 2014 A2:
0.68% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,500,000	6,500,000
0.69% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	22,900,000	22,900,000
Series 2015 A, 0.69% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,300,000	23,300,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 0.75% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,415,000	4,415,000
Series 2015 E, 0.7% 2/7/17, LOC Bank of The West San Francisco, VRDN (a)	10,735,000	10,735,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.7% 2/7/17, LOC Mizuho Bank Ltd., VRDN (a)(b)	7,500,000	7,500,000
Series 2004 C2, 0.74% 2/7/17, LOC Mizuho Bank Ltd., VRDN (a)(b)	33,000,000	33,000,000
Series 2004 C3, 0.68% 2/7/17, LOC Mizuho Bank Ltd., VRDN (a)(b)	17,500,000	17,500,000
Series 2010 A2, 0.74% 2/7/17, LOC Bank of Nova Scotia, VRDN (a)(b)	37,800,000	37,800,000
Series 2010 A, 0.68% 2/7/17, LOC Bank of Nova Scotia, VRDN (a)(b)	50,200,000	50,200,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 1.06% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,745,000	1,745,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.91% 2/7/17, LOC Citibank NA, VRDN (a)(b)	330,000	330,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.83% 2/7/17, LOC RBS Citizens NA, VRDN (a)	4,525,000	4,525,000
		899,895,000
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
Series 1991 2, 0.74% 3/2/17, VRDN (a)(b)(c)	6,400,000	6,400,000
Series 1992 2, 0.71% 3/2/17, VRDN (a)(c)	500,000	500,000
Series 1997 1, 0.71% 3/2/17, VRDN (a)(c)	500,000	500,000
Series 1997 2, 0.71% 3/2/17, VRDN (a)(c)	1,500,000	1,500,000
		8,900,000
Texas - 0.2%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.86% 2/7/17, VRDN (a)(b)	2,200,000	2,200,000
Series 2010 D, 0.77% 2/1/17, VRDN (a)	1,500,000	1,500,000
Port Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.73% 2/7/17 (Total SA Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
		4,700,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.89% 2/7/17, VRDN (a)(b)	4,300,000	4,300,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.92% 2/7/17, VRDN (a)(b)	2,800,000	2,800,000
		7,100,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.78% 2/7/17, VRDN (a)(b)	800,000	800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $983,945,000)		983,945,000

Tender Option Bond - 30.9%
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.86% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	900,000	900,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.84% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,700,000	1,700,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.85% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,100,000	1,100,000
New York - 27.6%
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters16 XX1025, 0.76% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,300,000	8,300,000
City of New York Gen. Oblig. Bonds Participating VRDN Series XM 03 53, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 0.76% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	43,250,000	43,250,000
JPMorgan Chase Participating VRDN Series Putters 5012, 0.67% 2/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,000,000	6,000,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 0.76% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,600,000	7,600,000
New York City Gen. Oblig. Participating VRDN:
Series 15 XF0092, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,175,000	14,175,000
Series 15 ZF0197, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series 15 ZF0201, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,435,000	3,435,000
Series 2015 ZF0206, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,700,000	2,700,000
Series BC 13 19U, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,245,000	5,245,000
Series MS 3324, 0.69% 2/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.) (a)(d)	6,650,000	6,650,000
Series Putters 3118, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,180,000	5,180,000
Series ROC II R 14045, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	11,350,000	11,350,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN:
Series XM 02 86, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,875,000	1,875,000
Series ZF 23 15, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,610,000	9,610,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,555,000	5,555,000
Series 15 XF0128, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,940,000	8,940,000
Series 15 XF0129, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	23,535,000	23,535,000
Series 16 XM0145, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,000,000	9,000,000
Series 16 ZF0420, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,675,000	14,675,000
Series 16 ZF0449, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,055,000	7,055,000
Series 16 ZM0161, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,265,000	8,265,000
Series 2015 ZF0207, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000,000	4,000,000
Series EGL 14 0043, 0.7% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
Series Floaters 3129, 0.69% 2/7/17 (Liquidity Facility Cr. Suisse AG) (a)(d)	17,850,000	17,850,000
Series Floaters XM 03 83, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,715,000	4,715,000
Series Floaters XM 04 36, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000,000	5,000,000
Series Floaters ZF 05 31, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,025,000	13,025,000
Series MS 3274 X, 0.72% 2/7/17 (Liquidity Facility Bank of America NA) (a)(d)	7,980,000	7,980,000
Series MS 3362, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series MS 3373, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,980,000	5,980,000
Series Putters 15 XM0002, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	24,920,000	24,920,000
Series ROC II R 11916, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,995,000	4,995,000
Series ROC II R 11966, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	10,000,000	10,000,000
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters 16 ZF0515, 0.71% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,250,000	1,250,000
Series XF 23 18, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,800,000	5,800,000
Series XM 03 03, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,500,000	4,500,000
Series XM 03 51, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,240,000	3,240,000
Series XM 03 57, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series 16 XM0195, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335,000	3,335,000
Series Floaters ZF 02 75, 0.71% 2/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,385,000	2,385,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XF0080, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,865,000	5,865,000
Series 15 XM0086, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series 16 XF0396, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Series 16 XF2215, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,900,000	6,900,000
Series 2014 XM0029, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,670,000	8,670,000
Series 2015 ZF0185, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,250,000	6,250,000
Series Floaters XM 04 22, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,645,000	10,645,000
Series Floaters XM 04 39, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,240,000	3,240,000
Series MS 3358, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,165,000	5,165,000
Series MS 3399, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,115,000	2,115,000
Series Putters 4043, 0.74% 2/1/17 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	9,585,000	9,585,000
Series ROC II R 11902, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,200,000	2,200,000
Series ROC II R 11994, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	8,880,000	8,880,000
Series ROC II R 14082, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,380,000	6,380,000
0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,850,000	3,850,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	8,400,000	8,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.76% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	36,085,000	36,085,000
Series 16 ZF0423, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,120,000	1,120,000
Series 2014 XF 0012, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,730,000	6,730,000
Series Floaters XF 05 25, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,675,000	12,675,000
Series MS 3275, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,000,000	10,000,000
Series ROC II R 11984, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,365,000	6,365,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, 0.86%, tender 3/2/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	11,000,000	11,000,000
Participating VRDN:
ROC II R 11944, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	12,400,000	12,400,000
Series 16 XM 02 54, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series 16 ZF0421, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,575,000	7,575,000
Series Floaters XM 03 67, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,000,000	6,000,000
Series ROC II R 11955, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	9,000,000	9,000,000
Series ROC II R 11975, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	7,590,000	7,590,000
Series XF 0291, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,000,000	15,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XL0002, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,100,000	4,099,989
Series 16 XM0215, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,005,000	2,005,000
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.69% 2/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	6,690,000	6,690,000
New York Liberty Dev. Corp. Participating VRDN 0.71% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	30,000,000	30,000,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 16 ZM0174, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,045,000	4,045,000
Series 2015 ZF0209, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,250,000	5,250,000
New York State Envir. Facilities Corp. Participating VRDN Series XF 23 44, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,500,000	3,500,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	16,800,000	16,800,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 0.76% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,367,000	3,367,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	8,080,000	8,080,000
New York Trans. Dev. Corp. Participating VRDN:
Series Floaters XF 23 96, 0.75% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	7,975,000	7,975,000
Series Floaters XX 10 38, 0.78% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	7,000,000	7,000,000
NY Util. Debt Securitization Auth. Participating VRDN Series Floaters ZF 05 10, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335,000	3,335,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 0.73% 2/7/17 (Liquidity Facility Bank of America NA) (a)(d)	4,300,000	4,300,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Series 16 XL0003, 0.69% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,950,000	8,950,000
Series RBC 16 ZM 0138, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,500,000	2,500,000
Series RBC 16 ZM 0139, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,500,000	3,500,000
Series ROC II R11934, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	9,450,000	9,450,000
Series XF 0289, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	36,735,000	36,735,000
Series XF 05 36, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,500,000	1,500,000
Series XM 04 76, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,195,000	3,195,000
Triborough Bridge and Tunnel Auth. Participating VRDN:
Series XM 03 40, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,800,000	5,800,000
Series XM 03 41, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000,000	3,000,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,700,000	6,700,000
Series Floaters ZM 04 56, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series Floaters ZM 04 62, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,100,000	3,100,000
Wells Fargo Stage Trs Var States Bonds Series 2009 3C, 0.86%, tender 3/16/17 (Liquidity Facility Wells Fargo & Co.) (a)(c)(d)	13,735,000	13,735,000
		800,366,989
New York And New Jersey - 3.1%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,150,000	3,150,000
Series 16 XM0211, 0.74% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,700,000	3,700,000
Series 16 ZF0326, 0.74% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,415,000	5,415,000
Series 16 ZF0367, 0.74% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	985,000	985,000
Series 16 ZM0160, 0.73% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	7,700,000	7,700,000
Series Floaters 14 0001, 0.74% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,420,000	3,420,000
Series Floaters YX 10 34, 0.74% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	1,600,000	1,600,000
Series Floaters ZF 02 69, 0.76% 2/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,200,000	2,200,000
Series Floaters ZM 04 10, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,755,000	1,755,000
Series MS 15 ZM0099, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,100,000	1,100,000
Series MS 3249, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,500,000	3,500,000
Series Putters 14 0002, 0.74% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	8,885,000	8,885,000
Series Putters 14 0010, 0.74% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,665,000	6,665,000
Series Putters 15 XM013, 0.74% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,500,000	6,500,000
Series ROC 14086, 0.72% 2/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	4,100,000	4,100,000
Series ROC II R 11715, 0.72% 2/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	11,250,000	11,250,000
Series ROC II R 14077, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,585,000	2,585,000
Series TD 0013, 0.73% 2/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	5,120,000	5,120,000
Series XG 00 37, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	9,600,000	9,600,000
		89,230,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.75% 2/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,800,000	3,800,000
TOTAL TENDER OPTION BOND
(Cost $897,096,989)		897,096,989

Other Municipal Security - 32.3%
Georgia - 0.9%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.77%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)	18,300,000	18,300,000
Series 2010 A2, 0.77%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)	8,295,000	8,295,000
		26,595,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.82% tender 3/1/17, CP mode	1,600,000	1,600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.8% tender 3/9/17, CP mode	4,800,000	4,800,000
0.9% tender 2/2/17, CP mode	2,000,000	2,000,000
Series 93B, 0.85% tender 2/15/17, CP mode	2,700,000	2,700,000
		9,500,000
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.85% tender 3/10/17, CP mode (b)	5,900,000	5,900,000
Series 1990 A1, 0.94% tender 3/13/17, CP mode (b)	500,000	500,000
Series A1, 0.94% tender 3/14/17, CP mode (b)	5,100,000	5,100,000
(New England Pwr., Co. Proj.) Series 1990 B, 0.85% tender 3/2/17, CP mode	3,300,000	3,300,000
Series 1990 A, 0.95% tender 2/2/17, CP mode (b)	2,000,000	2,000,000
		16,800,000
New York - 26.5%
Albany County Gen. Oblig. BAN Series 2016, 2% 5/25/17	10,000,000	10,036,411
Babylon Union Free School District TAN Series 2016, 2% 6/23/17	5,700,000	5,722,045
Beacon BAN Series 2016 A, 2% 5/26/17	5,079,910	5,099,425
Bedford Central School District BAN Series 2016, 2% 7/14/17	27,255,434	27,408,796
Buffalo Gen. Impt. Bonds Series 2016 A, 2% 4/1/17	1,760,000	1,763,647
Burnt Hills Ballston Lake NY BAN Series 2016, 2% 6/23/17	21,800,000	21,899,229
Central Islip Union Free School District TAN Series 2016, 1.5% 6/27/17	13,000,000	13,032,169
Clarence Central School District BAN Series 2016, 2% 7/13/17	12,260,000	12,328,041
Connetquot Central School District BAN Series 2016, 2% 9/1/17	8,300,000	8,343,716
Deer Park Union Free School District BAN Series 2016, 2% 8/11/17	4,000,000	4,025,118
East Greenbush Central School District BAN 2% 2/10/17	10,900,000	10,903,838
Elwood Union Free School District TAN Series 2016, 1.5% 6/23/17	10,900,000	10,924,899
Hampton Bays Union Free School District:
BAN Series 2016, 2% 6/22/17	11,611,250	11,663,739
TAN Series 2016, 2% 6/20/17	8,000,000	8,035,022
Harborfields Central School District Greenlawn TAN 1.5% 6/23/17	3,500,000	3,511,127
Herricks Union Free School District TAN Series 2016, 1.5% 6/23/17	5,800,000	5,813,466
Jericho Union Free School District TAN Series 2016, 1.75% 6/23/17	7,100,000	7,120,881
Kenmore-Tonawanda Union Free School District BAN Series 2016, 2% 6/15/17	20,800,000	20,886,878
Kings Park Central School District TAN Series 2016, 1.5% 6/23/17	13,150,000	13,184,099
Kingston NY City School District BAN Series 2016 A, 2% 6/15/17	10,800,000	10,846,786
Lancaster Central School District BAN Series 2016 A, 2% 6/15/17	16,000,000	16,069,313
Liverpool Central School District Gen. Oblig. BAN Series 2016 A, 2% 6/29/17	4,200,000	4,218,903
Mattitcuk-Cutchogue Union Free School District TAN 2% 6/28/17	7,700,000	7,733,957
Mount Sinai Union Free School District TAN Series 2016, 1.5% 6/29/17	6,700,000	6,720,811
New Rochelle BAN Series 2016 A, 2% 3/3/17	9,944,651	9,956,184
New York City Gen. Oblig. Bonds:
Series 2010 E, 5% 8/1/17	5,910,000	6,028,297
Series 2014 E, 5% 8/1/17	7,445,000	7,593,604
Series 2015 A, 5% 8/1/17	1,750,000	1,785,418
Series 2015 F1, 3% 6/1/17	1,400,000	1,409,879
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 2009 S2, 5% 7/15/17	4,935,000	5,025,099
New York City Trust For Cultural Bonds:
(American Museum of Natural History Proj.) Series 2014 B1, 0.76%, tender 10/6/17 (a)	29,800,000	29,800,000
Series 2014 B2, 0.76%, tender 6/13/17 (a)	12,500,000	12,500,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2014 C, 5% 3/15/17	22,400,000	22,509,190
New York Dorm. Auth. Revs.:
Bonds:
Series 2005 A, 5.5% 5/15/17	7,900,000	8,005,417
Series 2008 B, 5% 7/1/17	5,000,000	5,083,909
Series 2016, 0.72% 2/16/17, CP	15,800,000	15,800,000
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/17	5,100,000	5,124,676
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2002 B, 1.41% 11/1/17 (a)	14,000,000	14,041,761
New York Pwr. Auth. Series 2:
0.75% 3/8/17, CP	22,641,000	22,641,000
0.77% 3/7/17, CP	29,600,000	29,600,000
New York Urban Dev. Corp. Rev. Bonds:
Series 2008 D, 5.25% 1/1/18	28,240,000	29,295,551
Series 2010 A2, 5% 1/1/18	18,975,000	19,641,378
Series 2013 C, 5% 3/15/17	5,070,000	5,094,530
North Hempstead Gen. Oblig. BAN 2.25% 4/4/17	14,717,199	14,752,394
Nyack NY Union Free School District BAN Series 2016, 2% 6/23/17	13,900,000	13,963,270
Orchard Park Central School District BAN Series 2016, 2.25% 4/7/17	14,800,000	14,836,055
Patchogue Medford Union Free School District TAN Series 2016, 1.5% 6/23/17	25,000,000	25,057,137
Pittsford Central School District BAN 2% 2/10/17	23,740,000	23,747,320
Port Chester BAN Series 2016 A, 2% 2/23/17	2,000	2,002
Port Washington Union Free School District:
BAN Series 2016, 2% 8/9/17	10,600,000	10,668,610
TAN Series 2016, 1.5% 6/22/17	13,600,000	13,642,344
Riverhead Central School District:
BAN Series 2016, 2% 9/15/17	2,961,000	2,980,251
TAN Series 2016, 1.5% 6/27/17	17,200,000	17,246,611
Rochester Gen. Oblig. BAN:
Series 2016 III, 1.25% 3/1/17	13,600,000	13,606,776
2% 3/14/17	26,300,000	26,339,447
Rotterdam-Mohonasen Central School District BAN Series 2016, 2% 3/17/17	30,424,795	30,471,654
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/17	5,075,000	5,143,643
Wappingers Central School District BAN Series 2016 C, 2% 7/7/17	15,700,000	15,762,246
Webster Central School District BAN Series 2016, 2% 6/30/17	8,315,105	8,353,462
West Islip Union Free School District:
BAN Series 2016, 2% 7/26/17	5,100,000	5,127,631
TAN Series 2016, 2% 6/23/17	21,400,000	21,502,331
Whitesboro Central School District BAN Series 2016:
0.85% 6/30/17	2,500,000	2,499,483
2% 6/30/17	5,900,000	5,925,530
		769,856,406
New York And New Jersey - 3.7%
Port Auth. of New York & New Jersey:
Bonds Series 197, 4% 11/15/17 (b)	14,100,000	14,430,073
Series A:
0.74% 3/8/17, CP (b)	2,305,000	2,305,000
0.78% 2/1/17, CP (b)	15,255,000	15,255,000
0.8% 3/8/17, CP (b)	6,395,000	6,395,000
0.8% 5/3/17, CP (b)	18,125,000	18,125,000
0.81% 4/6/17, CP (b)	16,200,000	16,200,000
0.85% 3/16/17, CP (b)	15,900,000	15,900,000
Series B:
0.74% 2/7/17, CP	6,000,000	6,000,000
0.75% 4/6/17, CP	4,530,000	4,530,000
0.77% 4/5/17, CP	1,515,000	1,515,000
0.79% 3/7/17, CP	5,900,000	5,900,000
		106,555,073
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.92% tender 3/1/17, CP mode (b)	3,000,000	3,000,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 0.96% tender 2/2/17, CP mode (b)	2,399,999	2,399,999
TOTAL OTHER MUNICIPAL SECURITY
(Cost $936,306,478)		936,306,478
	Shares	Value

Investment Company - 2.3%
Fidelity Municipal Cash Central Fund, 0.70% (f)(g)	66,803,780	66,803,780
(Cost $66,803,780)
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $2,884,152,247)		2,884,152,247
NET OTHER ASSETS (LIABILITIES) - 0.6%		16,787,624
NET ASSETS - 100%		$2,900,939,871

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,635,000 or 1.2% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,100,000 or 0.0% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
New York Dorm. Auth. Revs. Bonds Series WF 113C, 0.86%, tender 3/2/17 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$11,000,000
Port Auth. of New York & New Jersey Series 1991 2, 0.74% 3/2/17, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 0.71% 3/2/17, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.71% 3/2/17, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.71% 3/2/17, VRDN	7/8/13 - 8/9/16	$1,500,000
Wells Fargo Stage Trs Var States Bonds Series 2009 3C, 0.86%, tender 3/16/17 (Liquidity Facility Wells Fargo & Co.)	9/15/16	$13,735,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$610,649
Total	$610,649

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,817,348,467)	$2,817,348,467
Fidelity Central Funds (cost $66,803,780)	66,803,780
Total Investments (cost $2,884,152,247)		$2,884,152,247
Cash		10,983
Receivable for investments sold		22,985,203
Receivable for fund shares sold		650,575
Interest receivable		9,576,714
Distributions receivable from Fidelity Central Funds		60,171
Prepaid expenses		6,151
Other receivables		220
Total assets		2,917,442,264
Liabilities
Payable for investments purchased	$5,749,035
Payable for fund shares redeemed	9,495,666
Distributions payable	30,082
Accrued management fee	887,916
Other affiliated payables	294,771
Other payables and accrued expenses	44,923
Total liabilities		16,502,393
Net Assets		$2,900,939,871
Net Assets consist of:
Paid in capital		$2,900,804,263
Distributions in excess of net investment income		(340)
Accumulated undistributed net realized gain (loss) on investments		135,948
Net Assets, for 2,896,042,689 shares outstanding		$2,900,939,871
Net Asset Value, offering price and redemption price per share ($2,900,939,871 ÷ 2,896,042,689 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2017
Investment Income
Interest		$18,649,837
Income from Fidelity Central Funds		610,649
Total income		19,260,486
Expenses
Management fee	$14,314,490
Transfer agent fees	4,406,552
Accounting fees and expenses	348,898
Custodian fees and expenses	31,570
Independent trustees' fees and expenses	18,724
Registration fees	42,747
Audit	49,668
Legal	17,024
Miscellaneous	171,692
Total expenses before reductions	19,401,365
Expense reductions	(4,017,081)	15,384,284
Net investment income (loss)		3,876,202
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	504,158
Fidelity Central Funds	4,780
Total net realized gain (loss)		508,938
Net increase in net assets resulting from operations		$4,385,140

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,876,202	$532,646
Net realized gain (loss)	508,938	371,232
Net increase in net assets resulting from operations	4,385,140	903,878
Distributions to shareholders from net investment income	(3,874,903)	(533,892)
Distributions to shareholders from net realized gain	(271,511)	(159,501)
Total distributions	(4,146,414)	(693,393)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	3,315,745,179	12,407,460,200
Reinvestment of distributions	3,962,693	653,269
Cost of shares redeemed	(5,730,197,584)	(12,622,883,423)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,410,489,712)	(214,769,954)
Total increase (decrease) in net assets	(2,410,250,986)	(214,559,469)
Net Assets
Beginning of period	5,311,190,857	5,525,750,326
End of period	$2,900,939,871	$5,311,190,857
Other Information
Distributions in excess of net investment income end of period	$(340)	$(1,639)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Money Market Fund

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–A	–A	–	–	–A
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.12%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.50%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.39%	.07%	.08%	.12%	.20%
Expenses net of all reductions	.39%	.07%	.08%	.12%	.20%
Net investment income (loss)	.10%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,900,940	$5,311,191	$5,525,750	$5,648,298	$5,548,564

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$2,884,152,247

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$274
Undistributed long-term capital gain	$135,949

The tax character of distributions paid was as follows:

	January 31, 2017	January 31, 2016
Tax-exempt Income	$3,874,903	$533,892
Long-term Capital Gains	271,511	159,501
Total	$4,146,414	$ 693,393

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $3,986,899.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9,984.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $20,198.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Money Market Fund as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer (2012-2016), Vice President (2007-2014), and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Actual	.48%	$1,000.00	$1,001.20	$2.41
Hypothetical-C		$1,000.00	$1,022.72	$2.44

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity New York Municipal Money Market Fund voted to pay on March 13, 2017, to shareholders of record at the opening of business on March 10, 2017, a distribution of $0.0005 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2017, $508,938, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2017, 100% of the fund's income dividends was free from federal income tax, and 32.50% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked equal to the median of its Total Mapped Group and above the median of its ASPG for 2015. The Board noted that there is a relatively small number of state-specific funds in the Lipper objective.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	2,021,662,877.81	93.615
Withheld	137,888,102.24	6.385
TOTAL	2,159,550,980.05	100.000
John Engler
Affirmative	2,027,934,398.73	93.906
Withheld	131,616,581.32	6.094
TOTAL	2,159,550,980.05	100.000
Albert R. Gamper, Jr.
Affirmative	2,024,295,603.85	93.737
Withheld	135,255,376.20	6.263
TOTAL	2,159,550,980.05	100.000
Robert F. Gartland
Affirmative	2,028,178,878.33	93.917
Withheld	131,372,101.72	6.083
TOTAL	2,159,550,980.05	100.000
Abigail P. Johnson
Affirmative	2,025,187,275.80	93.779
Withheld	134,363,704.25	6.221
TOTAL	2,159,550,980.05	100.000
Arthur E. Johnson
Affirmative	2,023,884,564.15	93.718
Withheld	135,666,415.90	6.282
TOTAL	2,159,550,980.05	100.000
Michael E. Kenneally
Affirmative	2,022,752,237.61	93.666
Withheld	136,798,742.44	6.334
TOTAL	2,159,550,980.05	100.000
James H. Keyes
Affirmative	2,022,607,431.34	93.659
Withheld	136,943,548.71	6.341
TOTAL	2,159,550,980.05	100.000
Marie L. Knowles
Affirmative	2,025,200,563.18	93.779
Withheld	134,350,416.87	6.221
TOTAL	2,159,550,980.05	100.000
Geoffrey A. von Kuhn
Affirmative	2,024,269,840.48	93.736
Withheld	135,281,139.57	6.264
TOTAL	2,159,550,980.05	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NFS-ANN-0317
1.853333.109

Item 2.

Code of Ethics

As of the end of the period, January 31, 2017, Fidelity New York Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$31,000	$-	$5,200	$900
Fidelity New York Municipal Money Market Fund	$31,000	$-	$5,200	$1,000

January 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$33,000	$-	$5,200	$800
Fidelity New York Municipal Money Market Fund	$33,000	$-	$5,200	$1,600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2017A	January 31, 2016A
Audit-Related Fees	$35,000	$-
Tax Fees	$5,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	January 31, 2017 A	January 31, 2016 A
Deloitte Entities	$270,000	$60,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 29, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 29, 2017